Vessels, net (Details Narrative) $ in Thousands		1 Months Ended						2 Months Ended		3 Months Ended				4 Months Ended				5 Months Ended	6 Months Ended			7 Months Ended
	Jan. 09, 2023 USD ($)	Feb. 07, 2023 USD ($)	Feb. 05, 2023 USD ($)	Feb. 03, 2023 USD ($)	Jan. 26, 2023 USD ($)	Jan. 24, 2023 USD ($)	Jan. 17, 2023 USD ($)	Mar. 06, 2023 USD ($)	Mar. 03, 2023 USD ($)	Jun. 30, 2023 USD ($)	Apr. 05, 2023 USD ($)	Mar. 29, 2023 USD ($)	Jun. 30, 2022 USD ($)	May 10, 2023	May 04, 2023 USD ($)	May 03, 2023 USD ($)	Apr. 27, 2023 USD ($)	May 16, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 21, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jul. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Finance Lease, Liability, Current										$ 143,025									$ 143,025				$ 216,955
Payments for Capital Improvements																			70,574		$ 6,274
Proceeds from Sale of Property, Plant, and Equipment																			215,839		0
Gain (Loss) on Disposition of Property Plant Equipment										10,151			$ 0						43,601		0
Dry dock and special survey costs, net										11,078									11,078
Property, Plant and Equipment, Net										3,734,043									3,734,043				$ 3,777,329
Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Payments for Capital Improvements																			21,342		$ 6,274
Navios Amber [Member]
Property, Plant and Equipment [Line Items]
Increase in finance lease liability																			1,877
Finance Lease, Liability, Current										46,663									46,663
Navios Amethyst [Member]
Property, Plant and Equipment [Line Items]
Increase in finance lease liability																			2,346
Vessel year built																				2023
Vessel type																				Capesize
Vessel capacity in DWT																				182,212
Finance Lease, Right-of-Use Asset, after Accumulated Amortization																				$ 63,690
Navios Sakura [Member]
Property, Plant and Equipment [Line Items]
Increase in finance lease liability																			2,579
Vessel year built																	2023
Vessel type																	Capesize
Vessel capacity in DWT																	182,169
Finance Lease, Right-of-Use Asset, after Accumulated Amortization																	$ 49,770
Navios Altair [Member]
Property, Plant and Equipment [Line Items]
Increase in finance lease liability																			2,815
Vessel year built												2023
Vessel type												Capesize
Vessel capacity in DWT												182,115
Finance Lease, Right-of-Use Asset, after Accumulated Amortization												$ 45,934
Navios Felix [Member]
Property, Plant and Equipment [Line Items]
Vessel year built								2016
Vessel type								Capesize
Vessel capacity in DWT								181,221
Payments to Acquire Property, Plant, and Equipment								$ 42,879
Capitalized expenses								1,600
Additions								$ 53,232
Navios Meridian [Member]
Property, Plant and Equipment [Line Items]
Vessel year built			2023
Vessel type			Panamax
Vessel capacity in DWT			82,010
Additions			$ 35,605
Navios Serenitas N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																		2011
Vessel type																		Ultra-Handymax
Vessel capacity in DWT																		56,644
Proceeds from Sale of Property, Plant, and Equipment																		$ 12,005
Navios Libertas [Member]
Property, Plant and Equipment [Line Items]
Vessel year built															2007
Vessel type															Panamax
Vessel capacity in DWT															75,511
Proceeds from Sale of Property, Plant, and Equipment															$ 13,524
Navios Anthos [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																2004
Vessel type																Panamax
Vessel capacity in DWT																75,798
Proceeds from Sale of Property, Plant, and Equipment																$ 10,780
Navios Aurora N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built											2008
Vessel type											LR1
Vessel capacity in DWT											63,495
Proceeds from Sale of Property, Plant, and Equipment											$ 21,875
Navios Nave Photon [Member]
Property, Plant and Equipment [Line Items]
Vessel year built									2008
Vessel type									VLCC
Vessel capacity in DWT									297,395
Proceeds from Sale of Property, Plant, and Equipment									$ 52,000
Navios Prosperity I [Member]
Property, Plant and Equipment [Line Items]
Vessel year built		2007
Vessel type		Panamax
Vessel capacity in DWT		75,527
Proceeds from Sale of Property, Plant, and Equipment		$ 13,337
Navios Jupiter N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built				2011
Vessel type				Post-Panamax
Vessel capacity in DWT				93,062
Proceeds from Sale of Property, Plant, and Equipment				$ 16,096
Navios Star N [Member]
Property, Plant and Equipment [Line Items]
Vessel year built					2009
Vessel type					MR1
Vessel capacity in DWT					37,836
Proceeds from Sale of Property, Plant, and Equipment					$ 17,738
Navios Amaryllis [Member]
Property, Plant and Equipment [Line Items]
Vessel year built					2008
Vessel type					Ultra-Handymax
Vessel capacity in DWT					58,735
Proceeds from Sale of Property, Plant, and Equipment					$ 14,798
Navios Nave Polaris [Member]
Property, Plant and Equipment [Line Items]
Vessel year built						2011
Vessel type						Chemical Tanker
Vessel capacity in DWT						25,145
Proceeds from Sale of Property, Plant, and Equipment						$ 14,909
Navios Nave Dorado [Member]
Property, Plant and Equipment [Line Items]
Vessel year built							2005
Vessel type							MR2
Vessel capacity in DWT							47,999
Proceeds from Sale of Property, Plant, and Equipment							$ 15,313
Navios Nave Cosmos [Member]
Property, Plant and Equipment [Line Items]
Vessel year built	2010
Vessel type	Chemical Tanker
Vessel capacity in DWT	25,130
Proceeds from Sale of Property, Plant, and Equipment	$ 13,464
Nave Lumen N [Member] | Vessels Agreed To Be Sold [Member]
Property, Plant and Equipment [Line Items]
Vessel year built														2008
Vessel type														LR1
Vessel capacity in DWT														63,599
Proceeds from Sale of Property, Plant, and Equipment																						$ 21,583
Property, Plant and Equipment, Net										$ 14,246									$ 14,246